SCHEDULE OF INVESTMENTS
Core Equity (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Cable & Satellite – 1.5%
Charter Communications, Inc., Class A(A)	15	$10,905

Interactive Home Entertainment – 1.0%
Take-Two Interactive Software, Inc.(A)	46	7,151

Interactive Media & Services – 4.4%
Alphabet, Inc., Class A(A)	12	31,320

Movies & Entertainment – 0.6%
Netflix, Inc.(A)	7	4,353

Total Communication Services - 7.5%		53,729

Consumer Discretionary
Auto Parts & Equipment – 2.3%
Aptiv plc(A)	109	16,229

Automotive Retail – 1.3%
AutoZone, Inc.(A)	6	9,602

Footwear – 1.6%
NIKE, Inc., Class B	81	11,789

Homebuilding – 1.2%
D.R. Horton, Inc.	104	8,722

Internet & Direct Marketing Retail – 3.6%
Amazon.com, Inc.(A)	8	26,093

Total Consumer Discretionary - 10.0%		72,435

Consumer Staples
Food Distributors – 2.6%
Sysco Corp.	238	18,656

Hypermarkets & Super Centers – 2.6%
Costco Wholesale Corp.	41	18,627

Total Consumer Staples - 5.2%		37,283

Financials
Asset Management & Custody Banks – 6.2%
Artisan Partners Asset Management, Inc.	222	10,863
Blackstone Group, Inc. (The), Class A	148	17,232
KKR & Co.	269	16,397

		44,492

Consumer Finance – 2.6%
American Express Co.	112	18,771

Financial Exchanges & Data – 2.4%
CME Group, Inc.	89	17,263

Insurance Brokers – 2.7%
Aon plc	68	19,520

Investment Banking & Brokerage – 3.4%
Charles Schwab Corp. (The)	120	8,777
Morgan Stanley	164	15,964

		24,741

Other Diversified Financial Services – 3.1%
JPMorgan Chase & Co.	136	22,194

Property & Casualty Insurance – 0.7%
Progressive Corp. (The)	60	5,408

Total Financials - 21.1%		152,389

Health Care
Health Care Equipment – 2.9%
Danaher Corp.	37	11,291
Zimmer Holdings, Inc.	65	9,484

		20,775

Health Care Facilities – 2.7%
HCA Holdings, Inc.	80	19,520

Managed Health Care – 3.2%
UnitedHealth Group, Inc.	59	22,875

Pharmaceuticals – 4.4%
Eli Lilly and Co.	73	16,926
Zoetis, Inc.	77	14,998

		31,924

Total Health Care - 13.2%		95,094

Industrials
Aerospace & Defense – 3.0%
Airbus SE ADR	452	15,093
Raytheon Technologies Corp.	80	6,872

		21,965

Agricultural & Farm Machinery – 1.5%
Deere & Co.	31	10,549

Industrial Machinery – 0.2%
Stanley Black & Decker, Inc.	6	1,088

Railroads – 1.7%
Union Pacific Corp.	64	12,517

Research & Consulting Services – 1.3%
TransUnion	83	9,351

Trading Companies & Distributors – 2.6%
United Rentals, Inc.(A)	53	18,714

Total Industrials - 10.3%		74,184

Information Technology
Application Software – 0.2%
Autodesk, Inc.(A)	5	1,506

Data Processing & Outsourced Services – 8.0%
Fiserv, Inc.(A)	225	24,449
MasterCard, Inc., Class A	59	20,395
PayPal, Inc.(A)	49	12,691

		57,535

Electronic Manufacturing Services – 2.6%
TE Connectivity Ltd.	139	19,100

Semiconductors – 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	97	10,792
Texas Instruments, Inc.	74	14,233

		25,025

Systems Software – 8.1%
Microsoft Corp.	208	58,681

Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	213	30,130

Total Information Technology - 26.6%		191,977

Materials
Industrial Gases – 1.3%
Linde plc	32	9,466

Specialty Chemicals – 2.1%
Sherwin-Williams Co. (The)	53	14,931

Total Materials - 3.4%		24,397

Utilities
Electric Utilities – 2.2%
NextEra Energy, Inc.	203	15,905

Total Utilities - 2.2%		15,905

TOTAL COMMON STOCKS – 99.5%		$717,393

(Cost: $492,058)

SHORT-TERM SECURITIES

Money Market Funds (B) - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class
0.030%	3,894	3,894

TOTAL SHORT-TERM SECURITIES – 0.5%		$3,894

(Cost: $3,894)

TOTAL INVESTMENT SECURITIES – 100.0%		$721,287

(Cost: $495,952)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		61

NET ASSETS – 100.0%		$721,348

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$717,393	$—	$—
Short-Term Securities	3,894	—	—
Total	$721,287	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$495,952

Gross unrealized appreciation	226,438

Gross unrealized depreciation	(1,103)

Net unrealized appreciation	$225,335